Property and equipment (Table)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Property, Equipment and Depreciation is allocated
The property and equipment net book value consists of the
following:

	(Unaudited) At 30 June 2022	(Audited) At 31 December 2021
	USD	USD
Furniture, fittings and equipment	903,996	483,547
Leasehold improvements	332,067	165,157
Construction work-in-progress	511,354	—

Property and equipment, net	1,747,417	648,704